BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)  Basis of preparation and presentation

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months (normal operating cycle). Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.

The Statement of Cash Flows was prepared in accordance with IAS 7 - Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.

The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 15, 2023.

c)  Functional and reporting currency

The Company’s financial statements for the years ended December 31, 2022, 2021 and 2020 are presented in thousands of Brazilian Real/Reais (R$), unless otherwise stated.

The Company’s functional and reporting currency is the Brazilian Real. Transactions in foreign currency are translated into Brazilian Reais as follows: (i) assets, liabilities and shareholders’ equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted at the transaction date rate.

Gains and losses from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses from the translation of monetary assets and liabilities between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the statement of income.

d) Corporate events in 2021 and 2022

d.1) FiBrasil Operation

On July 2, 2021, the Company, after approval by its Board of Directors on March 2, 2021 and upon obtaining the drelevant regulatory authorizations, concluded the agreements with the Caisse de dépot et placement du Québec (“CDPQ”), a global investment group, and with Telefónica Infra, SLU (“TEF Infra”), a company headquartered in Spain, wholly-owned by Telefónica SA, the Company’s controlling Shareholder, for the construction, development of a neutral and independent fiber optic network in the Brazilian market through FiBrasil Infraestrutura e Fibra Ótica SA (“FiBrasil”) (“Transaction”).

The DOU on April 6, 2021, published a decision of the General Superintendence of Administrative Council for Economic Defense (“CADE”) which approved without restrictions the joint venture agreement between the Company, TEF Infra and CDPQ, by FiBrasil. On April 23, 2021, the period for filing an appeal or summons having expired, CADE certified the final and unappealable decision with the unrestricted approval of the decision of the General Superintendence of CADE of April 6, 2021. In analyzing the merger, CADE’s General Superintendence did not raise anti-competitive concerns. It noted that the operation may stimulate competition by unbundling services, in part, between the Company and FiBrasil, for fiber networks as infrastructure for telecommunications and wholesale services for other telecommunications service providers.

As TEF Infra is part of the Telefónica Group (Spain), this Transaction was subject to approval by the European Union’s antitrust authority, which was granted on April 22, 2021.

On June 7, 2021, ANATEL granted prior consent to the implementation of the Transaction, so that, on September 23, 2021, an ordinatory order was issued determining the shelving of the prior consent process, since its purpose was exhausted, as provided for in ANATEL’s Bylaws.

The Company, as an anchor customer of FiBrasil, follows its growth strategy in the fiber market, leveraging the cross selling of services to its customers, maximizing the return on invested capital and consolidating itself as the leading convergent operator in the country.

IFRS 10 contain guidance on accounting for changes in interest in subsidiaries when control is lost. In this case, the rule establishes that the retained interest must be valued at its fair value (based on the sales price) and any difference must be recorded in income (in addition to the write-off of the portion sold). The Telefónica Group has adopted this to register the Transaction in its subsidiaries (Company and TEF Infra).

The following are the accounting effects arising from the closing of the Transaction, which took place on July 2, 2021:

Effects on the Company’s investments
Events	R$thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
Investment in FiBrasil on 07/02/21, before the disposals	228,172
Write-off cost for the sale of equity interest to TEF Infra and CDPQ (3)	(134,144)
Investment in FiBrasil on 07/02/21, after the disposals	94,028
Remeasurement of shareholding variation (4)	80,400
Investment in FiBrasil on 07/02/21 (closing)	174,428
Fair value of the remeasurement of the Company’s shareholding in FiBrasil (5)	41,095
Investment in FiBrasil on 07/02/21 (after closing)	215,523
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and without par value (Notes 13 and 14).
(2)	Equity accounting adjustment for losses of investee, arising from operating expenses, net of income tax and social contribution.
(3)	Write-offs of cost of investments held by the Company in FiBrasil, being: (i) R$95,817 upon sale of 499,999 shares to TEF Infra; and (ii) R$38,327 upon sale of 200,000 shares to CDPQ.
(4)	Remeasurement of the change in shareholding, arising from the waiver of the right to subscribe for shares by the Company, which occurred in the Transaction. This variation was determined by comparing the current equity interest in FiBrasil’s equity with the prior investment balance. This amount is tax free.
(5)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control.

Effects on the Company’s results
Events	R$ thousand
Fair value of the consideration for the disposal of the Company’s investment to TEF Infra and CDPQ (1)	659,440
Write-off cost for the sale of equity interest to TEF Infra and CDPQ (2)	(134,144)
Proportional write-off of goodwill on disposals of the Company’s investments (3)	(135,106)
Fair value of future subscription bonuses by CDPQ (4)	58,138
Expenses directly related to the Operation (5)	(31,751)
Operational result	416,577
Results at FiBrasil on 07/02/21	(1,789)
Remeasurement of the Company’s shareholding in FiBrasil (6)	80,400
Fair value of the remeasurement of the Company’s shareholding in FiBrasil (7)	41,095
Income before taxes	536,283
Current income tax and social contribution (8)	(55,277)
Deferred income tax and social contribution (9)	(97,155)
Net result of the transaction	383,851
(1)	Refers to the sale of the Company’s shareholding in FiBrasil, as follows: (i) 499,999 shares to TEF Infra, to be received in four installments, the first being in cash plus the remaining three annual installments maturing in the month of July, until 2024; and (ii) 200,000 shares for the CDPQ, in cash.
(2)	Refer to the write-off of cost of investments held by the Company in FiBrasil, upon sale of 499,999 shares to TEF Infra and 200,000 shares to CDPQ.
(3)	Refers to the proportional write-off of goodwill, determined by comparing the sales value with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill.
(4)	Refers to the fair value of the Company’s portion of future subscription bonuses, to be carried out by CDPQ at FiBrasil, as contractual conditions are met. This amount is updated monthly.
(5)	Refers to consulting expenses, reports, fees directly related to the Transaction.
(6)	Refers to the remeasurement of the change in the shareholdings, arising from the waiver of the right to subscribe for shares by the Company. The amount was determined by comparing the current equity interest in FiBrasil’s equity with the prior investment balance. This amount is tax free.
(7)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control.
(8)	Refers to current income tax and social contribution calculated on the net income from disposals (revenue amounts, deducted from the costs of write-offs of investments, considering the portion of cash receipts).
(9)	Refers to deferred income tax and social contribution calculated on the net result of disposals (amounts of revenue, less the costs of write-offs of investments, considering the installment of installment payments), of the proportional write-off of goodwill on disposals of investments and the fair value of future subscription warrants by CDPQ.

The closing of the Transaction resulted in a positive operating impact for the Company of R$416,577 (Note 27) and a positive result before income tax and social contribution of R$536,283.

With the conclusion of the Transaction on July 2, 2021, the shareholding control of FiBrasil became a joint control between the CDPQ Group with 50% and Telefónica 50% (25% for the Company and 25% for TEF Infra).

d.2) Disposal of equity interest in Telefônica Cloud e Tecnologia do Brasil (“CloudCo Brasil”)

On August 2, 2021, the Company’s Board of Directors approved the execution, on the same date, of the Share Purchase and Sale and Subscription Agreement, through which the Company sold part of the shares held by it and issued by its subsidiary Telefônica Cloud e Tecnologia do Brasil SA ( “CloudCo Brasil”), to Telefónica Cybersecurity & Cloud Tech, SL (“TC&CT”), an indirect subsidiary of Telefónica SA (“Transaction”) and a company based in Spain.

The Transaction will allow the Company, in partnership with TC&CT, to develop a Brazilian company dedicated to cloud computing services and solutions for B2B, CloudCo Brasil, aiming to leverage positioning in services and solutions and capturing business growth opportunities.

This Transaction does not require prior regulatory authorizations or approvals additional to those already obtained by the Company and does not change the Company’s shareholding structure. It does not cause any dilution to its shareholders, generating value for them through acceleration of its growth and increased operational efficiency.

The Company adopted IFRS 10 for the Transaction records, which contain guidance on accounting for changes in interest in subsidiaries.

The accounting effects from the closing of the Transaction on August 2, 2021 are as follows:

Effects on the Company’s investments
Events	R$ thousand
Capital contribution in resources by the Company (1)	28,000
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Results at CloudCo Brasil on 08/02/21	(5,523)
Remeasurement of shareholding variation (3)	30,900
Investment in CloudCo Brasil on 08/02/21, after closing	47,694

(1) Capital contribution made by the Company with funds, with the issue of 319,900 new common shares.

(2) Write-offs of cost of the investment held by the Company in CloudCo Brasil, appropriated against “Other Capital Reserves” (Note 24.b).

(3) Remeasurement of the change in equity interest resulting from capital contributions made by TC&CT to CloudCo Brasil, appropriated against “Other Capital Reserves” (Note 24.b).

Effects on the Company’s Equity
Events	R$ thousand
Fair value of the consideration for the disposal of the Company’s investment to TC&CT (1)	19,260
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Current income tax and social contribution on capital gain from the sale of equity interest to TC&CT	(4,616)
Remeasurement of shareholding variation (3)	30,900
Proportional write-off of goodwill on disposals of the Company’s investments (4)	(12,871)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company’s investments	4,377
Total effect on the Company’s equity, after closing	31,367
(1)	Refers to the sale of the Company’s shareholding in CloudCo Brasil, for 64,949 common shares, received in cash on the closing date.
(2)	Refers to the write-off of cost of the investment held by the Company in CloudCo Brasil.
(1)	Remeasurement of the change in shareholding, resulting from capital contributions made by TC&CT to CloudCo Brasil.
(4)

Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

With the conclusion of the Transaction, on August 2, 2021, CloudCo Brasil became controlled by the Company with 50.01% of its capital stock (49.99% by TC&CT). In this way, the relationship between the Company and TC&CT within the scope of CloudCo Brasil will be regulated by a Shareholders’ Agreement also signed on the same date.

d.3) Disposal of equity interest in Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)

On November 1, 2021, the Company Board of Directors approved the execution, of the Share Purchase and Sale and Subscription Agreement, through which the Company sold part of the shares held by it and issued by its subsidiary Telefônica IoT, Big Data e Tecnologia do Brasil SA (“IoTCo Brasil”) to Telefónica IoT & Big Data Tech, SA (“TI&BDT”), an indirect subsidiary of Telefónica SA (“Transaction”) and a company based in Spain.

The Transaction will allow the Company, in partnership with TI&BDT, to develop a Brazilian company dedicated to IoT and Big Data services and solutions for B2B, aiming to strengthen its positioning with global solutions and platforms, and capture the growth opportunity of these businesses.

The Transaction is not subject to any regulatory authorization or additional approvals besides those already obtained by the Company’s governing bodies, and it does not change the capital structure of the Company, nor causes any dilution to its shareholders, generating value for them by accelerating growth and increasing its operational efficiency.

The Company adopted IFRS 10 for the Transaction records, which contain guidance on accounting for changes in interest in subsidiaries.

The accounting effects from the closing of the Transaction on November 1, 2021 are as follows:

Effects on the Company’s investments
Events	R$thousand
Remeasurement of shareholding variation (1)	41,352
Investment in IoTCo Brasil on 11/01/21, after closing	41,352

(1) Remeasurement of the change in equity interest resulting from capital contributions made by TI&BDT to IoTCo Brasil, appropriated against “Other Capital Reserves” (see Note 24.b).

Effects on the Company’s Equity
Events	R$thousand
Fair value of the consideration for the disposal of the Company’s investment to TI&BDT (1)	19
Current income tax and social contribution on capital gain from the sale of equity interest to TI&BDT	(6)
Remeasurement of shareholding variation (2)	41,352
Proportional write-off of goodwill on disposals of the Company’s investments (3)	(10,184)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company’s investments	3,463
Total effect on the Company’s equity, after closing	34,644
(1)	Refers to the sale of the Company’s shareholding in IoTCo Brasil, referring to 100 shares, received in cash on the closing date.
(2)	Remeasurement of the change in shareholding, resulting from capital contributions made by TI&BDT to IoTCo Brasil.
(3)

Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

With the conclusion of the Transaction, on November 1, 2021, IoTCo Brasil became controlled by the Company with 50.01% of its capital stock (49.99% by TI&BDT). In this way, the relationship between the Company and TI&BDT within the scope of IoTCo Brasil will be regulated by a Shareholders’ Agreement also signed on the same date.

d.4) Constitution of Digital Education Joint Venture

On April 8, 2022, the Company and Ânima Holding S.A. (“Ânima Educação”) formed VivaE Educação Digital S.A., a joint venture for digital education services. On that date, following the fulfillment of certain conditions precedent (including the approval of the operation upon the final ruling by the Administrative Council of Economic Defense - CADE), the corporate documents and commercial agreements were finalized enabling the startup of the joint-venture operations. Operations will provide online qualification courses focused on lifelong learning and employability in areas such as Technology, Management, Business Administration and Tourism, offering customers personalized development paths with up-to-date content aligned with current job market demands. This will be delivered through a digital education platform. Ânima Educação’s know-how in providing digital courses allied with Telefônica Brasil’s scale and distribution capacity, provide the joint venture with the means to leverage access to the job market, contributing to the development and independence of its students.

The joint venture was incorporated on April 8, 2022, with a 50% equity interest owned by the Company and 50% by Ânima Educação. Until December 31, 2022, the Company and Ânima Educação contributed R$10,000 each.

d.5) Constitution of Fundo Vivo Ventures

On April 11, 2022, the Board of Directors had approved, the formation of a Corporate Venture Capital fund, together with Telefónica Open Innovation, SL (Unipersonal) (“Telefónica Open Innovation”), called Vivo Ventures (“VV”), which aims to invest in startups focused on innovative solutions that can accelerate the growth of the Company’s B2C ecosystem. The VV will receive an estimated investment of R$320 million, which will be invested over its first five years, in startups in the areas of health, finance, education, entertainment, smart home, marketplace, among others. The Company holds 98% of the subscribed capital of VV and Telefónica Open Innovation holds 2%. Through VV, the Company intends to promote the expansion of its digital business through the creation of significant partnerships with startups, contributing to complement the value proposition offered to its customers through innovative services and products, with a focus on its purpose of digitization to foster and leverage its extensive distribution chain and promote the potential of the Vivo brand.

Up to December 31, 2022, the Company and Telefónica Open Innovation had invested R$21,068 in VV, of which R$20,647 by the Company and R$421 by Telefónica Open Innovation.

On August 26, 2022, VV entered into a Convertible Note Agreement, an investment agreement worth US$3 million in Credit Vista Technologies Limited, the holding company of Credit Vista Tecnologia para Personal Finance EIRELI (“Klavi”). The investment took place through the acquisition of promissory notes convertible into shareholding. Klavi is a fintech that offers open finance solutions through a SaaS platform (software as a service), using data intelligence that allows customers to develop financial products and services more quickly and accurately.

d.6) Acquisition of part of Oi UPI Mobile Assets (Business combination)

The Company, in compliance with CVM Resolution No. 44/2021, informed its shareholders and the market that, it, on April 20, 2022, as one of the buyers, and Oi S.A. - in Judicial Recovery (successor of Oi Móvel S.A. - In Judicial Recovery) (“Oi”) as the seller, had completed the acquisition as detailed in the Contract of Purchase and Sale of Shares and Other Covenants dated on January 28, 2021, as amended (“Contract”). Consequently, the Company acquired all the shares issued by Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (“Garliava”), to which a portion of UPI Mobile Assets (as defined in the Contract) had been assigned for the Company under the Segregation and Division Plan attached to the Contract (“UPI Mobile Assets - Telefônica”).

This acquisition was subject to obtaining applicable corporate and regulatory authorizations, including from ANATEL and CADE. On January 31, 2022, ANATEL granted prior consent by imposing conditions (“Act of Consent”) for the operations contemplated in the Contract. On February 9, 2022, the Company informed its shareholders and market that the CADE administrative court, at a meeting held on the same date, approved, subject to the implementation of the Concentration Control Agreement (“ACC” and “CADE’s Approval”, respectively), the merger act No. 08700.000726/2021-08 submitted for its assessment the conclusion of the Contract.

On April 20, 2022, the Company made a payment of R$4,884,588, having withheld the amount of R$488,458, equivalent to 10% of this payment, subject to 100% restatement of the CDI from the acquisition date, for purposes of ensure any compensation of amounts resulting from post-closing price adjustment and indemnity arising from remaining acts to be practiced after closing under the terms of the Agreement.

The following amounts owed to Oi were added to the acquisition price: (i) R$110,205, subject to the achievement of certain targets for migrating customer bases and frequencies (among others), with payment expected in the next 12 months. This amount, as provided for in the Agreement, is subject to restatement by 100% of the CDI from the acquisition date to the payment date; and (ii) R$8,333, referring to the severance costs incurred by Oi with the dismissal of certain employees of Oi related to UPI Ativos Móveis.

Thus, the total purchase consideration for the acquisition of the portion of UPI Ativos Móveis, still subject to adjustments, according to the conditions defined in the agreement, is as follows:

Consideration in cash for the acquisition	4,884,588
10% retention on the amount paid for the acquisition (Note 21)	488,458
Purchase price, in accordance with the Agreement	5,373,046
Contingent liabilities (Note 21)	110,205
Termination costs (Note 21)	8,333
Total consideration transferred	5,491,584

The Company also entered into other complementary payment commitments with Oi, as follows:

●	R$147,551, paid in full on April 20, 2022, by Garliava to Oi, for transition services to be provided within 12 months, for the continuation of the mobile operations conferred to Garliava, excluding certain transition service costs in the contract scope.
●	R$179,000, the net present value of the take-or-pay data transmission capacity contract, to be paid monthly over a 10-year period.

In the context of this acquisition, the Company’s share of UPI Mobile Assets was: (i) Clients: approximately 12.5 million (equivalent to 30% of the total customer base of the UPI Mobile Assets) - according to ANATEL’s February 2022 data; (ii) Spectrum (licenses): 43MHz a country wide population-weighted average (46% of UPI Mobile Assets’ radiofrequency); and (iii) Infrastructure: contracts for the use of 2,700 mobile access sites (corresponding to 19% of UPI Mobile Assets’ sites).

The transaction promotes benefits for the Brazilian telecommunications sector, broadening its capacity to make investments and foster innovative technologies in a sustainable and rational manner, contributing to the digitalization of the country through the construction and expansion of networks with cutting-edge technologies, such as 5G and fiber, which lead to services with better coverage and quality for users.

The transaction has the potential to generate synergies for the Company, through the optimization of operating costs and efficient allocation of investments from the integration of assets.

Upon completion of the acquisition, form April 20, 2022 the Company became the direct parent of Garliava. Garliava, based in Brazil, provides telecommunications services in Brazil and abroad, especially for SMP and SCM; it renders infrastructure and network maintenance and installation services and leases, including for the placement of equipment; providing services in the retail and specialized wholesale trade of goods and/or services, through own and third parties, telecommunications, communication, computer and other equipment, by any means, including through any physical and/or remote sales channels, such as own and third-party stores, door-to-door, telephone (telemarketing) and internet, among other activities related to or related to its corporate purpose.

Pursuant to IFRS 3 (R) - Business Combinations, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree’s former controlling shareholders and any interests issued in exchange for control of the acquiree. On the date of these consolidated financial statements, the Company had already concluded the report for the allocation of the purchase price (Purchase Price Allocation - PPA), through the analysis of the determination of the fair value of the identifiable assets acquired and the liabilities assumed from Garliava.

The assumptions, critical judgments, methods and hypotheses used by the Company to determine these fair values were as follows:

Licenses

The fair value of the licenses was determined using the discounted cash flow method under the Income Approach, which considers the income-earning capacity of the identified asset or business. The premise for this approach is that the value of an asset or business can be measured as being equivalent to the present value of the net economic benefit (cash receipts minus cash expenses) to be received over its useful life. The fair value allocated to the licenses on the acquisition date was R$2,518,836, which is being amortized over the average term of 10.08 years, ranging from 5 years to 15 years.

The main assumptions used in the assessment of the licenses were: (i) Revenues: based on the number of existing active customers migrated from Oi to Garliava, as well as the average revenue per user (“ARPU”), considering an estimated loss of annual customers of 9% per year, on average; (ii) Costs and Expenses: were projected in accordance with historical data obtained by the Company and expectations of normalization of the operating margin in the long term. The projections were based on fixed and variable percentages of expenses, adjusting the fixed portion according to inflation and the variable according to revenue; (iii) Oibda Margin: vary between 35.3% in 2022 and 54.5% in 2030. The observed margin gains are due to gains in scale of the operation, improvements in efficiency, operational synergies to be achieved by merging operations of Garliava within the Company; iv) Depreciation: represents an average of 9.2% of net operating revenue; Tax rate: 34%, according to Brazilian tax legislation; and (v) After-tax discount rate: 12.4%.

Customer portfolio

The customer portfolio was valued using the MEEM method (“Multi-period Excess Earnings Method”), which is based on a calculation of discounting cash flows from future economic benefits attributable to the customer base, net of eliminations of the implied contribution obligations. To estimate the remaining useful life of the customer base, an analysis was made of the average duration of customer relationships using a churn rate.

The purpose is to estimate a lifetime curve that predicts future turnover profiles associated with the current customer base. As an approximation for the customer life curve, the so-called “Iowa curves” were considered. The fair value allocated to the customer portfolio on the acquisition date was R$96,195, which will be amortized on a straight-line basis, according to the useful life of each type of customer, over an average term of 6.60 years, ranging from 5 years to 8 years.

The main assumptions used in assessing the customer portfolio were: (i) Customers: 5 relationships with customers were evaluated, namely: B2C prepaid, B2C postpaid, B2C Control, B2B postpaid and B2B M2M; (ii) Revenue: based on the number of existing customers by type, migrated from Oi to Garliava, as well as the ARPU charged for providing the service. In the revenue projection, an estimate of annual customer loss and ARPU stability were considered; (iii) Churn rate: was calculated based on the historical percentage of customers leaving, ranging from 26.8% to 50.2%; (iv) Costs and expenses: were projected in accordance with historical data obtained by the Company and expectations of normalization of the operating margin in the long term and operating synergies to be realized by the merger of Garliava’s operations within the Company. The projections were based on fixed and variable percentages of expenses, adjusting the fixed portion according to inflation and the variable according to revenue, considering an add-back of 97% of marketing expenses, to reflect the exclusion expenses related to obtaining new customers, based on market standards; (v) Tax rate: 34%, pursuant to Brazilian tax legislation; and (v) after-tax discount rate: 12.4%.

Fair Value of Contingent Liabilities

Under IFRS 3(R) Business Combinations, the acquirer recognizes, at the acquisition date, contingent liabilities assumed in a business combination even when it is not probable that an outflow of resources will be required to settle the obligation, provided that it is a present obligation that arises from past events and its fair value can be measured reliably. Contingent liabilities at fair value of R$453,697 were recognized from this acquisition, which were determined based on the estimated cash outflow for settlement on the acquisition date.

The fair value of the net assets acquired is R$2,096,874 and goodwill:

Current assets	542,289
Cash and cash equivalents	64,056
Trade accounts receivable	371,328
Taxes, charges and contributions recoverable	9,988
Prepaid expenses	96,917

Non-current assets	3,647,190
Taxes, charges and contributions recoverable	1,798
Deferred taxes (4)	218,670
Prepaid expenses	43,795
Property, plant and equipment (1)	674,166
Intangible assets (2)	2,708,761
Fair value of assets acquired	4,189,479

Current liabilities	1,157,474
Trade accounts payable	120,626
Income and social contribution taxes payable	1,494
Taxes, charges and contributions payable	201,635
Leases	107,590
Provisions	655,827
Deferred revenue	35,347
Other liabilities	34,955

Non-current liabilities	935,131
Leases	481,434
Provisions (3)	453,697

Fair value of liabilities assumed	2,092,605
Fair value of net assets acquired	2,096,874
Goodwill (5)	3,394,710
Total considered	5,491,584
(1)	Includes the write-down of property, plant and equipment (R$131,578).
(2)	Includes the fair value of licenses (R$2,518,836) and customer portfolio (R$96,195).
(3)	Includes the fair value of tax contingent liabilities (R$453,697).
(4)	Includes deferred taxes on contingent liabilities (R$154,257).
(5)	Goodwill recorded on the acquisition based on expected synergies resulting from the business combination.

Other information

Right of Withdrawal

In compliance with article 256 of Law No. 6,404/1976 (“Corporate Law”), as amended, the Company’s August 4, 2022 Extraordinary General Meeting (“AGE”). As a result of this approval, the holders of shares issued by the Company who did not vote in favor, abstained from voting or did not attend the EGM, had the right to withdraw from the Company (“Right of Withdrawal”) (Note 24.b).

Post-Closing Price Adjustment Notification

On September 17, 2022, the Company, together with Claro S.A. and TIM S.A. (“Buyers”), notified Oi, under the terms of the Agreement, regarding (i) the determination of Post-Closing Price Adjustment for the benefit of Purchasers (“Notification of Post-Closing Price Adjustment”); and (ii) known losses up to that moment (as defined in the Contract) in relation to which Purchasers are entitled to indemnity against Oi in the total amount of R$353,269, of which R$63,863 is attributable to the Company.

The Post-Closing Price Adjustment Notification presents values and calculations calculated with the support of a specialized company, based on the best analysis of the information received and understanding of the Agreement, totaling a maximum amount of R$3,186,922 for price adjustment for the benefit of Purchasers. Of the calculated Price Adjustment amount, the amount attributable to the Company is equivalent to up to R$1,075,461, and of this amount, the amount of R$488,458 corresponds to the withheld amount of 10% on the amount paid for the acquisition (“Price Adjustment”).

Arbitration

After the exchange of notifications about the Price Adjustment between the Buyers and Oi, on October 3, 2022, the Company, together with Claro S.A. and TIM S.A., initiated an arbitration procedure (“Arbitration”) against Oi, through a competent request for Arbitration filed at the Market Arbitration Chamber, under the terms of the SPA, due to Oi’s manifest non-compliance with certain terms of the Agreement.

Decision of the Court of Rio de Janeiro

On October 3, 2022, the 7th Business Court of the Judicial District of the Capital of the State of Rio de Janeiro, within the scope of the judicial reorganization process of Oi, issued an injunction granting a made by Oi in the sense that the Purchasers make a judicial deposit of the amount withheld from the updated acquisition price of UPI Ativos Móveis, equivalent to R$1,527,802, until the dispute arising from the adjustment of the post-closing acquisition price is resolved by arbitration, with the amount of R$515,565 corresponding to the Company’s portion.

Pursuant to the preliminary decision of the 7th Business Court of the Judicial District of the Capital of the State of Rio de Janeiro, on October 20, 2022, the Company made a judicial deposit of R$515,565. The updated balance on December 31, 2022 was R$522,297.

Other

Transaction costs incurred up to the closing of the transaction on April 20, 2022, by the Company are approximately R$49.6 million. These costs are not part of the purchase consideration being recognized as expenses in the periods in which the costs were incurred.

The fair value of accounts receivable for service rendering totaled R$371,328 as of acquisition date, which does not differ from the book value of R$407,360 (gross), net of estimated impairment losses totaling R$36,032.

From the acquisition date and through to the date of preparation of the quarterly information, Garliava had contributed R$1,117,232 to the Company’s net operating revenue and a proft of R$4,542.

Merger of Garliava

On December 16, 2022, the Company’s Board of Directors approved the terms and conditions of the merger of Garliava into the Company (“Merger”), as well as the proposal to call the Company’s Extraordinary Shareholders’ Meeting, to deliberate on said Merger, whose effects are subject to prior approval by ANATEL (note 35.b).

d.7) Acquisition of a company by an indirect subsidiary (Business Combination)

On October 3, 2022, Telefônica Infraestrutura e Segurança Ltda. (“TIS”), an indirect subsidiary of the Company, acquired all the quotas representing the capital stock of Vita IT Comércio e Serviços de Soluções em TI Ltda. (“Vita IT”) (“Transaction”), as already approved by the relevant regulatory body.

The Transaction may reach the amount of up to R$120,000, subject to the achievement of operational and financial metrics agreed between the parties. Said price was supported by an appraisal report prepared by an independent company. The Transaction documents contain terms and provisions common to this type of transaction, such as representations and warranties, indemnification and others. The Operation was preceded by a financial, administrative, legal, fiscal and operational diligence in relation to Vita IT.

The Transaction is part of the Company’s strategy to strengthen its performance and positioning in the networking market, with the supply of network equipment (example: switches, routers and Wi-Fi access points) and implementation, management and technical support services for the corporate network of companies.

With the completion of the Transaction on October 3, 2022, TIS became the direct parent company of Vita IT. Vita IT is headquartered in Brazil and operates as a solution integrator for companies of different sizes, providing professional and managed networking services, as well as hardware and software resale. The combination of resources and capabilities of TIS and Vita IT will generate added value for the Company’s client portfolio, thanks to the performance of both companies under the same management in information technology and networking activities. The Operation will also make it possible to leverage new businesses on a larger scale and in a sustainable manner, in addition to enabling revenue growth and improving the business margin. The integration plan between Vita IT, TIS and the Company was designed to preserve its value and give continuity to Vita IT’s business.

Pursuant to IFRS 3 (R) - Business Combinations, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the fair values of assets acquired and liabilities assumed on the acquisition date from the acquiree’s former controlling shareholders and any interests issued in exchange for control of the acquiree.

On the date of these consolidated financial statements of the Company, TIS is in the process of finalizing the report for allocation of the purchase price (Purchase Price Allocation - PPA), through the analysis of the determination of the fair value of the identifiable assets acquired and the assumed liabilities of Vita IT. It is estimated that this final analysis will be completed as soon as Management has all the relevant information on the facts, not exceeding a maximum period of 12 months from the acquisition date.

We show below a preliminary summary of the composition of the fair value of the net assets acquired in the amount of R$11,964, as well as the goodwill generated on the acquisition date, still subject to adjustments upon completion of the works:

Current assets	30,408
Cash and cash equivalents	5,334
Trade accounts receivable	17,063
Inventories (1)	4,958
Taxes, charges and contributions recoverable	119
Other assets	2,934

Non-current assets	37,289
Judicial deposits and garnishments	1,187
Property, plant and equipment	1,853
Intangible assets (2)	34,249
Fair value of assets acquired	67,697

Current liabilities	27,238
Personnel, social charges and benefits	2,728
Trade accounts payable	19,509
Income and social contribution taxes payable	165
Taxes, charges and contributions payable	794
Other liabilities	4,042

Non-current liabilities	28,495
Taxes, charges and contributions payable	295
Provisions (3)	28,200

Fair value of liabilities assumed	55,733
Fair value of net assets acquired	11,964
Goodwill (5)	98,851
Total considered	110,815
(1)	Includes the allocation of surplus value of inventory items (R$1,510), determined by the average of historical acquisitions, amortized over 1 month.
(2)	Includes the fair value allocated to the brand (R$4,527), calculated using the relief-from-royalty method, which will be amortized on a straight-line basis over a period of 2 years.
(3)

Includes the allocation of the fair value assigned to the customer portfolio (R$29,545), evaluated using the MEEM method (Multi-period Excess Earnings Method), which will be amortized on a straight-line basis over a period of 9.3 years.

(4)	Refers to the allocation of the fair value assigned to the contingent liability (R$28,200), which is being updated by the SELIC.
(5)

Refers to the value of the goodwill calculated on the acquisition of Vita IT with the expectation of future synergies from the combination of the acquiree’s businesses, which may be used for tax purposes.

The amount of the consideration transferred was R$110,815, which will be paid as follows: R$42,000, paid in cash upon conclusion of the Transaction and R$68,815 will be paid according to contractual clauses, restated by the IPCA.

e) Basis of consolidation

On December 31, 2022 and 2021, the Company held direct equity interests in subsidiaries and jointly controlled companies, as follows:

		Equity interests
	Type of			Country
Investees	investment	12.31.22	12.31.21	(Headquarters)	Core activity
Terra Networks Brasil Ltda (“Terra Networks”)	Subsidiary	100.00%	100.00%	Brazil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda (“TGLog”)	Subsidiary	100.00%	100.00%	Brazil	Transports and logistics
POP Internet Ltda (“POP”)	Subsidiary	100.00%	100.00%	Brazil	Computers, internet and any other networks (access, production, distribution and exhibition of content)
Vivo Money Credit Rights Investment Fund (“Vivo Money”)	Subsidiary	100.00%	100.00%	Brazil	Credit Rights Investment Fund
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (“Garliava”)	Subsidiary	100.00%	—	Brazil	Telecommunications
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Subsidiary	98.00%	—	Brazil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Subsidiary	50.01%	50.01%	Brazil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Subsidiary	50.01%	50.01%	Brazil	Consulting in information technology
Aliança Atlântica Holding B.V. (“Aliança”)	Joint venture	50.00%	50.00%	Brazil	Telecommunications sector holdings
Companhia AIX de Participações (“AIX”)	Joint venture	50.00%	50.00%	Holland	Operation of underground telecommunications networks
Companhia ACT de Participações (“ACT”)	Joint venture	50.00%	50.00%	Brazil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. (“VIVAE”)	Joint venture	50.00%	—	Brazil	Training in professional and managerial development
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint venture	25.01%	25.01%	Brazil	Technical advice on telecommunications networks

Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and equity interest in subsidiaries are eliminated entirely. Investments in joint ventures are measured under the equity method in the consolidated financial statements.

Information on the investees is presented in Note 12.

f) Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance. Considering that: (i) all officers and managers’ decisions are based on consolidated reports; (ii) the Company and its subsidiaries’ mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.

g) Significant accounting practices

Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company’s financial statements are included in the respective notes to which they refer.

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2022 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2021, except for the changes required by the new pronouncements, interpretations and amendments, approved by the International Accounting Standards Board (IASB), which are effective from January 1, 2022, as follows:

●	IAS 16 – Property, plant and equipment: The amendment prohibits entities from deducting from the cost of a property, plant and equipment any proceeds from sales of items produced by bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the products of selling the items, and the costs of producing the items, in the income statement.
●	IFRS 3 – Business Combinations – Amendments to references to the Conceptual Framework: The amendments replace a reference to a previous version of the IASB Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements. The amendments add an exception to the recognition principle of IFRS 3 to avoid issuing potential ‘day 2’ gains or losses arising from liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21, if incurred separately. The exception requires entities to apply the criteria of IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition on the acquisition date.
●	IAS 37 – Provisions, Contingent Liabilities and Contingent Assets – Onerous contracts: An onerous contract is a contract under which the unavoidable costs of fulfilling the obligations arising from the contract (ie the costs that the entity cannot avoid because it has the contract ) exceed the expected economic benefits to be received. The amendments specify that, when assessing whether a contract is onerous or loss-making, an entity needs to include costs that directly relate to a contract to provide goods or services, including incremental costs (for example, direct labor costs and materials) and an allocation of costs directly related to contract activities (for example, depreciation of equipment used to fulfill the contract and costs of managing and supervising the contract). General and administrative costs are not directly related to a contract and are excluded unless explicitly charged to the counterparty under the terms of the contract.
●	IFRS 9 Financial Instruments - Rates in the ‘10 per cent’ test for derecognition of financial liabilities: The amendment clarifies the rates that an entity includes when assessing whether the terms of a new or modified financial liability are materially different from the terms of the financial liability original. These fees include only fees paid or received between the borrower and the lender, including fees paid or received by the borrower or the lender on behalf of the other.

The adoption of these amendments did not have any impact on the individual and consolidated financial statements in the initial period of adoption (January 1, 2022).

New IFRS pronouncements, issues, amendments and interpretations of the IASB

The new and amended standards and interpretations issued, but not yet effective up to the date of issue of the Company’s financial statements, are described below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

●	Amendment to IAS 12 - Deferred tax related to assets and liabilities arising from a single transaction: In May 2021, the IASB released amendments to IAS 12, which restrict the scope of the initial recognition exception under IAS 12, so that it does not applies more to transactions that give rise to equal taxable and deductible temporary differences. The changes shall apply to transactions occurring in annual periods beginning on or after the earliest comparative period presented. In addition, at the beginning of the earliest comparative period presented, a deferred tax asset (provided there is sufficient taxable profit available) and a deferred tax liability should also be recognized for all deductible and taxable temporary differences associated with leases and decommissioning obligations. This rule change is effective for fiscal years beginning on/or after January 1, 2023.
●	Amendments to IAS 1: Classification of liabilities as current or non-current: In January 2020, the IASB issued amendments to IAS 1, in order to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) what is meant by a right to postpone settlement; (ii) that the right to postpone must exist on the base date of the report; (iii) that classification is not affected by the likelihood that an entity will exercise its right of postponement; and (iv) that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification. The changes are effective for periods beginning January 1, 2023 and must be applied retrospectively.
●	Amendments to IAS 8: Definition of accounting estimates: In February 2021, the IASB issued amendments to IAS 8, which introduces the definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction. In addition, they clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments will be effective for periods beginning on or after January 1, 2023 and will apply to changes in accounting policies and estimates that occur on or after the beginning of that period.
●	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies; In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments, which provide guides and examples to help entities apply materiality judgments to the disclosure of accounting policies. The amendments are to help entities disclose accounting policies that are more useful by replacing the requirement to disclose significant accounting policies for material accounting policies and adding guidance for how entities should apply the concept of materiality to make decisions about policy disclosures. accounting. Amendments to IAS 1 are applicable for periods beginning on or after January 1, 2023 with early adoption permitted. Since amendments to Practice Statement 2: Making Materiality Judgments provide non-mandatory guidance on applying the definition of material to accounting policy information, an adoption date for this amendment is not required.

The Company estimates that the adoption of these standards and amendments will not have a significant impact on the individual and consolidated financial statements in the initial period of adoption (January 1, 2023).

The Company does not anticipate the early adoption of any pronouncement, interpretation or amendment that has been issued before application is mandatory.

h) Significant accounting judgments estimates and assumptions

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company’s management in applying its accounting policies. These estimates are based on experience, knowledge, information available at the end of the year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.

The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: trade accounts receivable (Note 5); income and social contribution taxes (Note 8); property, plant and equipment (Note 13); intangible assets (Note 14); provision and contingencies (Note 20); net operating income (Note 25); pension plans and other post-employment benefits (Note 31); and financial instruments and risk and capital management (Note 32).